Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated depreciation of property and equipment	$ 5,309	$ 4,238	$ 0
Debt discount, current	959,303	370,923	282,144
Debt discount, noncurrent	$ 0	$ 78,482	$ 0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1	1	0
Preferred stock, shares outstanding	1	1	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	195,000,000	195,000,000	195,000,000
Common stock, shares issued	72,563,766	55,066,855	27,208,356
Common stock, shares outstanding	72,563,766	55,066,855	27,208,356
Loans Payable to Related Parties [Member]
Debt discount, current		$ 0	$ 69,126